CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net (loss) income	$ (893,718)	$ 273,220	$ (1,089,510)	$ 408,427
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on cash and marketable securities held in Trust Account	(88)	(113,077)	(138,764)	(1,205,820)
Change in fair value of warrant liability	658,226	0	655,098
Forgiveness of debt	0	(352,071)	(352,071)	0
Changes in operating assets and liabilities:
Prepaid expenses and other current assets			(30,350)	19,114
Prepaid expenses	22,500	0
Prepaid incomes taxes	0	69,483	17,841	(69,483)
Accounts payable and accrued expenses	34,184	42,866	339,139	71,342
Income taxes payable	0	3,145		(16,311)
Net cash used in operating activities	(178,896)	(76,434)	(598,617)	(792,731)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	0	(192,520)	(282,626)	(993,099)
Cash withdrawn from Trust Account to pay redeeming stockholders	0	25,997,965	26,297,218	40,726,687
Cash withdrawn from Trust Account to pay franchise and income taxes	0	120,830	161,430	512,993
Net cash provided by investing activities	0	25,926,275	26,176,022	40,246,581
Cash Flows from Financing Activities:
Proceeds from promissory notes	155,206	96,246	274,266	845,623
Proceeds from promissory note - related party	23,456	132,646	481,007	481,141
Repayment of promissory note - related party			(35,000)	(65,000)
Redemption of common stock	0	(25,997,965)
Redemption of common stock			(26,297,218)	(40,726,687)
Net cash provided by (used in) financing activities	178,662	(25,769,073)	(25,576,945)	(39,464,923)
Net Change in Cash	(234)	80,768	460	(11,073)
Cash - Beginning	466	6	6	11,079
Cash - End of period	232	80,774	466	6
Supplemental cash flow information:
Cash paid for income taxes				170,000
Non-Cash investing and financing activities:
Change in value of common stock subject to possible redemption	$ 0	$ 1,497,477	$ 1,497,477	688,432
Capital contribution to Trust Account				$ 280,000